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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2011

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries

Name:    Hugh Johnson Advisors LLC
         ---------------------------------

Address: 80 State Street
         ---------------------------------

         Albany, NY 12207
         ---------------------------------

         ---------------------------------



Form 13F File Number: 28-11456
                    -----------------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
         ---------------------------------

Title:   Chief Compliance Officer
         ---------------------------------

Phone:   518-641-6858
         ---------------------------------


Signature, Place, and Date of Signing:

    Dianne McKnight              Albany NY                 02/13/2012
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-11456____________       ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: 169,568
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number             Name

01     28-____________________          ____________________________________
02     28-____________________          ____________________________________
03     28-____________________          ____________________________________

          31-Dec-11
QUANTITY   CUSIP                 ISSUER              SYMBOL PRICE   MARKET VALUE    CLASS  DISCRETION VOTING AUTHORITY
 51878.06  002824100 Abbott Laboratories                ABT $ 56.23 $  2,917,000.00 Common       Sole          Partial
 57616.41  025816109 American Express Co                AXP $ 47.17 $  2,718,000.00 Common       Sole          Partial
 25462.46  037411105 Apache Corp                        APA $ 90.56 $  2,306,000.00 Common       Sole          Partial
 37980.39  067383109 Bard C R Inc                       BCR $ 85.49 $  3,247,000.00 Common       Sole          Partial
    45415  071813109 Baxter Intl Inc                    BAX $ 49.48 $  2,247,000.00 Common       Sole          Partial
    93610  171340102 Church & Dwight Inc                CHD $ 45.76 $  4,284,000.00 Common       Sole          Partial
 86450.45  189754104 Coach Inc                          COH $ 61.04 $  5,277,000.00 Common       Sole          Partial
 52699.06  194162103 Colgate Palmolive Co                CL $ 92.39 $  4,869,000.00 Common       Sole          Partial
 41574.06  20825c104 ConocoPhillips                     COP $ 72.88 $  3,030,000.00 Common       Sole          Partial
    74647  25490a101 DirecTV Cl A                       DTV $ 42.76 $  3,192,000.00 Common       Sole          Partial
    89467  254687106 Disney Walt Co Disney              DIS $ 37.50 $  3,355,000.00 Common       Sole          Partial
 30142.15  30231g102 Exxon Mobil Corp                   XOM $ 84.77 $  2,555,000.00 Common       Sole          Partial
 35979.61  354613101 Franklin Resources Inc             BEN $ 96.05 $  3,456,000.00 Common       Sole          Partial
130221.49  369604103 General Electric Co                 GE $ 17.91 $  2,332,000.00 Common       Sole          Partial
    37930  413875105 Harris Corp                        HRS $ 36.04 $  1,367,000.00 Common       Sole          Partial
 69971.92  418056107 Hasbro Inc                         HAS $ 31.88 $  2,231,000.00 Common       Sole          Partial
 54567.42  428236103 Hewlett Packard Co                 HPQ $ 25.77 $  1,406,000.00 Common       Sole          Partial
 37592.12  459200101 International Business Machine     IBM $183.87 $  6,912,000.00 Common       Sole          Partial
 90466.38  46625h100 JPMorgan Chase & Co                JPM $ 33.25 $  3,008,000.00 Common       Sole          Partial
174917.58  68389x105 Oracle Corp                       ORCL $ 25.65 $  4,487,000.00 Common       Sole          Partial
 36208.28  713448108 PepsiCo Inc                        PEP $ 66.34 $  2,402,000.00 Common       Sole          Partial
    39810  790849103 St Jude Med Inc                    STJ $ 34.29 $  1,365,000.00 Common       Sole          Partial
   119785  882508104 Texas Instruments Inc              TXN $ 29.11 $  3,487,000.00 Common       Sole          Partial
    27265  907818108 Union Pacific Corp                 UNP $105.92 $  2,888,000.00 Common       Sole          Partial
 42794.66  913017109 United Technologies Corp           UTX $ 73.09 $  3,128,000.00 Common       Sole          Partial
 44478.54  92343v104 Verizon Communications Inc          VZ $ 40.11 $  1,784,000.00 Common       Sole          Partial
    36085  29358q109 Ensco PLC Sp ADR                   ESV $ 46.92 $  1,693,000.00 Common       Sole          Partial
    10930  464287713 iShares Tr DJ US Telecom           IYZ $ 21.04 $    230,000.00 Common       Sole          Partial
    44180  464287721 iShares Tr Index DJ US Tech Se     IYW $ 63.90 $  2,823,000.00 Common       Sole          Partial
     7036  464287309 iShares Tr S&P 500 Growth          IVW $ 67.37 $    474,000.00 Common       Sole          Partial
     6077  464287408 iShares Tr S&P 500 Value           IVE $ 57.76 $    351,000.00 Common       Sole          Partial
 74613.64  464287804 iShares Tr S&P Small Cap 600       IJR $ 68.30 $  5,096,000.00 Common       Sole          Partial
 53531.61  81369y209 Select Sector SPDR Healthcare      XLV $ 34.69 $  1,857,000.00 Common       Sole          Partial
    40885  81369y407 Select Sector SPDR Tr SBI Cons     XLY $ 39.01 $  1,595,000.00 Common       Sole          Partial
   143480  81369y308 Select Sector SPDR Tr SBI Cons     XLP $ 32.49 $  4,662,000.00 Common       Sole          Partial
    12230  81369y506 Select Sector SPDR Tr SBI Ener     XLE $ 69.09 $    845,000.00 Common       Sole          Partial
    73245  81369y605 Select Sector SPDR Tr SBI Fina     XLF $ 13.00 $    952,000.00 Common       Sole          Partial
    21790  81369y704 Select Sector SPDR Tr SBI Indu     XLI $ 33.73 $    735,000.00 Common       Sole          Partial
 66585.08  81369y100 Select Sector SPDR Tr SBI Mate     XLB $ 33.51 $  2,231,000.00 Common       Sole          Partial
137397.68  81369y886 Select Sector SPDR Tr SBI Util     XLU $ 35.98 $  4,944,000.00 Common       Sole          Partial
 55576.93  78462f103 SPDR S&P 500 Index ETF             SPY $125.50 $  6,975,000.00 Common       Sole          Partial
  61410.4  78467y107 SPDR S&P Mid Cap 400 ETF Tr        MDY $159.48 $  9,794,000.00 Common       Sole          Partial
    48652  922042858 Vanguard Emerg Mkt ETF             VWO $ 38.21 $  1,859,000.00 Common       Sole          Partial
   151666  922908769 Vanguard Index Funds Stock Mkt     VTI $ 64.30 $  9,752,000.00 Common       Sole          Partial
     5370  922042775 Vanguard Intl Equity Index Fun     VEU $ 39.66 $    213,000.00 Common       Sole          Partial
     3840  921932885 Vanguard Mid Cap 400 Index        IVOO $ 58.33 $    224,000.00 Common       Sole          Partial
    43480  922908413 Vanguard S&P 500 ETF Sh            VOO $ 57.45 $  2,498,000.00 Common       Sole          Partial
    74355  921943858 Vanguard Tax-Managed Fund Euro     VEA $ 30.62 $  2,277,000.00 Common       Sole          Partial
     7230  921910816 Vanguard World Fund Mega Growt     MGK $ 48.13 $    348,000.00 Common       Sole          Partial
     2907  464287457 iShares Tr Barclays 1-3 Yr         SHY $ 84.62 $    246,000.00 Common       Sole          Partial
 46956.83  464288638 iShares Tr Barclays Interm Cre     CIU $107.18 $  5,033,000.00 Common       Sole          Partial
119894.06  464288612 iShares Tr Barclays Interm Gov     GVI $111.29 $ 13,343,000.00 Common       Sole          Partial
    26697  464287226 iShares Tr Barclays US Aggreg      AGG $110.24 $  2,943,000.00 Common       Sole          Partial
    63740  921937835 Vanguard BondIndex Fund Inc T      BND $ 83.54 $  5,325,000.00 Common       Sole          Partial
                                                                    $169,568,000.00              0             -